RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of lease liability (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 75,797	$ 86,346
Additions		38,027
Lease payments		(72,727)
Interest on lease liability		18,877
Cumulative translation adjustment	145	5,274
Disposal of net liabilities due to loss of control	(75,942)
Closing balance	$ 0	$ 75,797